FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2019 and 2018:

	2019		2018
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$795	$2,299	$869	$2,263
Fair value changes in net income	278	(27)	(113)	(89)
Fair value changes in other comprehensive income[1]	(10)	6	(2)	(48)
Additions, net of disposals	717	264	41	173
Balance, end of year	$1,780	$2,542	$795	$2,299

1.	Includes foreign currency translation.
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$3,605	$3,382
Non-current	8,863	2,845
Total	$12,468	$6,227
The following tables list the company’s financial instruments by their respective classification as at December 31, 2019 and 2018:

AS AT DEC. 31, 2019 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$6,778	$6,778
Other financial assets
Government bonds	156	2,247	—	2,403
Corporate bonds	1,118	1,839	310	3,267
Fixed income securities and other	1,131	619	—	1,750
Common shares and warrants	1,791	1,398	—	3,189
Loans and notes receivable	55	—	1,804	1,859
	4,251	6,103	2,114	12,468
Accounts receivable and other[2]	1,957	—	12,078	14,035
	$6,208	$6,103	$20,970	$33,281
Financial liabilities
Corporate borrowings	$—	$—	$7,083	$7,083
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	127,869	127,869
Subsidiary borrowings	—	—	8,423	8,423
	—	—	136,292	136,292
Accounts payable and other[2]	4,528	—	32,196	36,724
Subsidiary equity obligations	1,896	—	2,236	4,132
	$6,424	$—	$177,807	$184,231

1.	Financial assets include $7.0 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $950 million included in accounts receivable and other and $1.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2018 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$8,390	$8,390
Other financial assets
Government bonds	68	20	—	88
Corporate bonds	536	96	273	905
Fixed income securities and other	570	311	156	1,037
Common shares and warrants	689	1,690	—	2,379
Loans and notes receivable	50	—	1,768	1,818
	1,913	2,117	2,197	6,227
Accounts receivable and other[2]	2,113	—	10,449	12,562
	$4,026	$2,117	$21,036	$27,179
Financial liabilities
Corporate borrowings	$—	$—	$6,409	$6,409
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	103,209	103,209
Subsidiary borrowings	—	—	8,600	8,600
	—	—	111,809	111,809
Accounts payable and other[2]	3,362	—	20,627	23,989
Subsidiary equity obligations	1,725	—	2,151	3,876
	$5,087	$—	$140,996	$146,083

1.	Financial assets include $7.2 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1.5 billion included in accounts receivable and other and $465 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

Disclosure of financial liabilities
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$7,841	$92	$—	$6,376	$91	$—
Property-specific borrowings	6,467	52,386	70,875	6,918	30,214	67,159
Subsidiary borrowings	6,111	299	2,222	3,640	2,355	2,562
Subsidiary equity obligations	—	73	2,170	—	—	2,151
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2019 and 2018:

	2019		2018
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$795	$2,299	$869	$2,263
Fair value changes in net income	278	(27)	(113)	(89)
Fair value changes in other comprehensive income[1]	(10)	6	(2)	(48)
Additions, net of disposals	717	264	41	173
Balance, end of year	$1,780	$2,542	$795	$2,299

1.	Includes foreign currency translation.
The following tables list the company’s financial instruments by their respective classification as at December 31, 2019 and 2018:

AS AT DEC. 31, 2019 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$6,778	$6,778
Other financial assets
Government bonds	156	2,247	—	2,403
Corporate bonds	1,118	1,839	310	3,267
Fixed income securities and other	1,131	619	—	1,750
Common shares and warrants	1,791	1,398	—	3,189
Loans and notes receivable	55	—	1,804	1,859
	4,251	6,103	2,114	12,468
Accounts receivable and other[2]	1,957	—	12,078	14,035
	$6,208	$6,103	$20,970	$33,281
Financial liabilities
Corporate borrowings	$—	$—	$7,083	$7,083
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	127,869	127,869
Subsidiary borrowings	—	—	8,423	8,423
	—	—	136,292	136,292
Accounts payable and other[2]	4,528	—	32,196	36,724
Subsidiary equity obligations	1,896	—	2,236	4,132
	$6,424	$—	$177,807	$184,231

1.	Financial assets include $7.0 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $950 million included in accounts receivable and other and $1.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2018 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$8,390	$8,390
Other financial assets
Government bonds	68	20	—	88
Corporate bonds	536	96	273	905
Fixed income securities and other	570	311	156	1,037
Common shares and warrants	689	1,690	—	2,379
Loans and notes receivable	50	—	1,768	1,818
	1,913	2,117	2,197	6,227
Accounts receivable and other[2]	2,113	—	10,449	12,562
	$4,026	$2,117	$21,036	$27,179
Financial liabilities
Corporate borrowings	$—	$—	$6,409	$6,409
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	103,209	103,209
Subsidiary borrowings	—	—	8,600	8,600
	—	—	111,809	111,809
Accounts payable and other[2]	3,362	—	20,627	23,989
Subsidiary equity obligations	1,725	—	2,151	3,876
	$5,087	$—	$140,996	$146,083

1.	Financial assets include $7.2 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1.5 billion included in accounts receivable and other and $465 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their respective classification as at December 31, 2019 and December 31, 2018:

	2019		2018
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$6,778	$6,778	$8,390	$8,390
Other financial assets
Government bonds	2,403	2,403	88	88
Corporate bonds	3,267	3,267	905	905
Fixed income securities and other	1,750	1,750	1,037	1,037
Common shares and warrants	3,189	3,189	2,379	2,379
Loans and notes receivable	1,859	1,859	1,818	1,818
	12,468	12,468	6,227	6,227
Accounts receivable and other	14,035	14,035	12,562	12,562
	$33,281	$33,281	$27,179	$27,179
Financial liabilities
Corporate borrowings	$7,083	$7,933	$6,409	$6,467
Non-recourse borrowings of managed entities
Property-specific borrowings	127,869	129,728	103,209	104,291
Subsidiary borrowings	8,423	8,632	8,600	8,557
	136,292	138,360	111,809	112,848
Accounts payable and other	36,724	36,724	23,989	23,989
Subsidiary equity obligations	4,132	4,139	3,876	3,876
	$184,231	$187,156	$146,083	$147,180

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$2,403	$—	$—	$88	$—
Corporate bonds	—	2,682	275	—	632	—
Fixed income securities and other	419	851	480	22	369	490
Common shares and warrants	1,966	421	802	1,928	229	222
Loans and notes receivables	—	51	4	—	46	4
Accounts receivable and other	1	1,737	219	44	1,990	79
	$2,386	$8,145	$1,780	$1,994	$3,354	$795
Financial liabilities
Accounts payable and other	$93	$3,749	$686	$81	$2,622	$659
Subsidiary equity obligations	—	40	1,856	—	85	1,640
	$93	$3,789	$2,542	$81	$2,707	$2,299
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2019	2018
Core office
United States	$15,748	$15,237
Canada	4,806	4,245
Australia	2,300	2,391
Europe	2,867	1,331
Brazil	361	329
Core retail	21,561	17,607
LP investments and other
LP investments office	8,756	8,438
LP investments retail	2,812	3,414
Logistics	94	183
Multifamily	2,937	4,151
Triple net lease	4,508	5,067
Self-storage	1,007	931
Student housing	2,605	2,417
Manufactured housing	2,446	2,369
Mixed-Use	2,703	12,086
Directly-held real estate properties	19,814	2,750
Other investment properties	1,361	1,363
	$96,686	$84,309

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$2,403	$—	$—	$88	$—
Corporate bonds	—	2,682	275	—	632	—
Fixed income securities and other	419	851	480	22	369	490
Common shares and warrants	1,966	421	802	1,928	229	222
Loans and notes receivables	—	51	4	—	46	4
Accounts receivable and other	1	1,737	219	44	1,990	79
	$2,386	$8,145	$1,780	$1,994	$3,354	$795
Financial liabilities
Accounts payable and other	$93	$3,749	$686	$81	$2,622	$659
Subsidiary equity obligations	—	40	1,856	—	85	1,640
	$93	$3,789	$2,542	$81	$2,707	$2,299

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2019	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,737 /
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(3,749)
Other financial assets	6,408	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(40)	Aggregated market prices of underlying investments

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2019	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$480	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	275	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	802	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,856)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	219 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(686)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

1.
Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.

The following table summarizes the key valuation metrics of the company’s investment properties:

	2019			2018
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.6%	12	6.9%	5.6%	12
Canada	5.9%	5.2%	10	6.0%	5.4%	10
Australia	6.8%	5.9%	10	7.0%	6.2%	10
Europe	4.6%	4.1%	11	n/a	n/a	n/a
Brazil	7.9%	7.4%	10	9.6%	7.7%	6
Core retail	6.7%	5.4%	10	7.1%	6.0%	12
LP investments and other
LP investments office	10.0%	7.3%	7	10.2%	7.0%	6
LP investments retail	8.8%	7.3%	10	8.9%	7.8%	9
Mixed-use	7.6%	5.4%	10	7.8%	5.4%	10
Logistics[1]	5.8%	n/a	n/a	9.3%	8.3%	10
Multifamily[1]	5.1%	n/a	n/a	4.8%	n/a	n/a
Triple net lease[1]	6.3%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	5.6%	n/a	n/a	5.7%	n/a	n/a
Student housing[1]	5.8%	n/a	n/a	5.6%	n/a	n/a
Manufactured housing[1]	5.5%	n/a	n/a	5.4%	n/a	n/a
Directly-held real estate properties[2]	5.2% – 9.2%	6.1%	19	7.4%	6.8%	10
Other investment properties[1]	8.9%	n/a	n/a	9.3%	n/a	n/a

1.
Multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

Key valuation metrics of the company’s utilities, transport, energy, data infrastructure and sustainable resources assets at the end of 2019 and 2018 are summarized below.

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Discount rates	7 – 14%	7 – 14%	9 – 14%	10 – 13%	12 – 15%	12 – 15%	13 – 15%	13 – 15%	5 – 10%	5 – 8%
Terminal capitalization multiples	8x – 21x	8x – 22x	9x – 14x	9x – 14x	10x – 17x	10x – 14x	11x – 17x	10x – 11x	5x – 10x	12x – 23x
Investment horizon / Exit date (years)	10 – 20	10 – 20	10 – 20	10 – 20	5 – 10	10	10 – 11	10	3 – 21	3 – 30
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2019 and 2018 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018
Discount rate
Contracted	4.6 – 4.9%	4.8 – 5.6%	8.2%	9.0%	9.0%	9.6%	3.5%	4.0 – 4.3%
Uncontracted	6.2 – 6.4%	6.4 – 7.2%	9.5%	10.3%	10.3%	10.9%	5.3%	5.8 – 6.1%
Terminal capitalization rate[1]	6.2 – 6.4%	6.1 – 7.1%	n/a	n/a	9.8%	10.4%	n/a	n/a
Exit date	2040	2039	2047	2047	2039	2038	2034	2033

1.	Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate / multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date / terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2019	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$480	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	275	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	802	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,856)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	219 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(686)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

Disclosure of offsetting of financial assets and financial liabilities
FAIR VALUE OF FINANCIAL INSTRUMENTS

a)	Financial Instrument Classification
The following tables list the company’s financial instruments by their respective classification as at December 31, 2019 and 2018:

AS AT DEC. 31, 2019 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$6,778	$6,778
Other financial assets
Government bonds	156	2,247	—	2,403
Corporate bonds	1,118	1,839	310	3,267
Fixed income securities and other	1,131	619	—	1,750
Common shares and warrants	1,791	1,398	—	3,189
Loans and notes receivable	55	—	1,804	1,859
	4,251	6,103	2,114	12,468
Accounts receivable and other[2]	1,957	—	12,078	14,035
	$6,208	$6,103	$20,970	$33,281
Financial liabilities
Corporate borrowings	$—	$—	$7,083	$7,083
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	127,869	127,869
Subsidiary borrowings	—	—	8,423	8,423
	—	—	136,292	136,292
Accounts payable and other[2]	4,528	—	32,196	36,724
Subsidiary equity obligations	1,896	—	2,236	4,132
	$6,424	$—	$177,807	$184,231

1.	Financial assets include $7.0 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $950 million included in accounts receivable and other and $1.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2018 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$8,390	$8,390
Other financial assets
Government bonds	68	20	—	88
Corporate bonds	536	96	273	905
Fixed income securities and other	570	311	156	1,037
Common shares and warrants	689	1,690	—	2,379
Loans and notes receivable	50	—	1,768	1,818
	1,913	2,117	2,197	6,227
Accounts receivable and other[2]	2,113	—	10,449	12,562
	$4,026	$2,117	$21,036	$27,179
Financial liabilities
Corporate borrowings	$—	$—	$6,409	$6,409
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	103,209	103,209
Subsidiary borrowings	—	—	8,600	8,600
	—	—	111,809	111,809
Accounts payable and other[2]	3,362	—	20,627	23,989
Subsidiary equity obligations	1,725	—	2,151	3,876
	$5,087	$—	$140,996	$146,083

1.	Financial assets include $7.2 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1.5 billion included in accounts receivable and other and $465 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

Gains or losses arising from changes in the fair value through profit or loss (“FVTPL”) financial assets are presented in the Consolidated Statements of Operations in the period in which they arise. Dividends from FVTPL and fair value through other comprehensive income (“FVTOCI”) financial assets are recognized in the Consolidated Statements of Operations when the company’s right to receive payment is established. Interest on FVTOCI financial assets is calculated using the effective interest method and reported in our Consolidated Statements of Operations.
FVTOCI debt and equity securities are recorded on the balance sheet at fair value with changes in fair value recorded through other comprehensive income. As at December 31, 2019, the unrealized gains and losses relating to the fair value of FVTOCI securities amounted to $479 million (2018 – $212 million) and $108 million (2018 – $152 million), respectively.
During the year ended December 31, 2019, $3 million of net deferred losses (2018 – $nil) previously recognized in accumulated other comprehensive income were reclassified to net income as a result of the disposition or impairment of certain of our FVTOCI financial assets that are not equity instruments.
Included in cash and cash equivalents is $5.7 billion (2018 – $7.7 billion) of cash and $1.1 billion (2018 – $685 million) of short-term deposits as at December 31, 2019.

b)	Carrying and Fair Value
The following table lists the company’s financial instruments by their respective classification as at December 31, 2019 and December 31, 2018:

	2019		2018
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$6,778	$6,778	$8,390	$8,390
Other financial assets
Government bonds	2,403	2,403	88	88
Corporate bonds	3,267	3,267	905	905
Fixed income securities and other	1,750	1,750	1,037	1,037
Common shares and warrants	3,189	3,189	2,379	2,379
Loans and notes receivable	1,859	1,859	1,818	1,818
	12,468	12,468	6,227	6,227
Accounts receivable and other	14,035	14,035	12,562	12,562
	$33,281	$33,281	$27,179	$27,179
Financial liabilities
Corporate borrowings	$7,083	$7,933	$6,409	$6,467
Non-recourse borrowings of managed entities
Property-specific borrowings	127,869	129,728	103,209	104,291
Subsidiary borrowings	8,423	8,632	8,600	8,557
	136,292	138,360	111,809	112,848
Accounts payable and other	36,724	36,724	23,989	23,989
Subsidiary equity obligations	4,132	4,139	3,876	3,876
	$184,231	$187,156	$146,083	$147,180

The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$3,605	$3,382
Non-current	8,863	2,845
Total	$12,468	$6,227

c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$2,403	$—	$—	$88	$—
Corporate bonds	—	2,682	275	—	632	—
Fixed income securities and other	419	851	480	22	369	490
Common shares and warrants	1,966	421	802	1,928	229	222
Loans and notes receivables	—	51	4	—	46	4
Accounts receivable and other	1	1,737	219	44	1,990	79
	$2,386	$8,145	$1,780	$1,994	$3,354	$795
Financial liabilities
Accounts payable and other	$93	$3,749	$686	$81	$2,622	$659
Subsidiary equity obligations	—	40	1,856	—	85	1,640
	$93	$3,789	$2,542	$81	$2,707	$2,299

During the year ended December 31, 2019 and 2018, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2019	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,737 /
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(3,749)
Other financial assets	6,408	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(40)	Aggregated market prices of underlying investments

Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2019	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$480	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	275	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	802	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,856)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	219 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(686)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2019 and 2018:

	2019		2018
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$795	$2,299	$869	$2,263
Fair value changes in net income	278	(27)	(113)	(89)
Fair value changes in other comprehensive income[1]	(10)	6	(2)	(48)
Additions, net of disposals	717	264	41	173
Balance, end of year	$1,780	$2,542	$795	$2,299

1.	Includes foreign currency translation.
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$7,841	$92	$—	$6,376	$91	$—
Property-specific borrowings	6,467	52,386	70,875	6,918	30,214	67,159
Subsidiary borrowings	6,111	299	2,222	3,640	2,355	2,562
Subsidiary equity obligations	—	73	2,170	—	—	2,151

Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.

d)	Hedging Activities
The company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest, currency, credit and other market risks. Derivative financial instruments are recorded at fair value. For certain derivatives which are used to manage exposures, the company determines whether hedge accounting can be applied. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.

i.	Cash Flow Hedges
The company uses the following cash flow hedges: energy derivative contracts to hedge the sale of power; interest rate swaps to hedge the variability in cash flows or future cash flows related to a variable rate asset or liability; and equity derivatives to hedge long-term compensation arrangements. For the year ended December 31, 2019, pre-tax net unrealized losses of $89 million (2018 – gains of $38 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2019, there was an unrealized derivative asset balance of $210 million relating to derivative contracts designated as cash flow hedges (2018 – $468 million).

ii.	Net Investment Hedges
The company uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2019, unrealized pre-tax net losses of $433 million (2018 – gains of $999 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2019, there was an unrealized derivative liability balance of $551 million relating to derivative contracts designated as net investment hedges (2018 – asset balance of $523 million).

e)	Netting of Financial Instruments
Financial assets and liabilities are offset with the net amount reported in the Consolidated Balance Sheets where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The company enters into derivative transactions under International Swaps and Derivatives Association (“ISDA”) master netting agreements. In general, under such agreements the amounts owed by each counterparty on a single day are aggregated into a single net amount that is payable by one party to the other. The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2019	2018	2019	2018
Gross amounts of financial instruments before netting	$2,380	$2,367	$2,853	$1,873
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(423)	(254)	(366)	(250)
Net amount of financial instruments in Consolidated Balance Sheets	$1,957	$2,113	$2,487	$1,623